New Accounting Standards - Additional Information (Details)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, immaterial effect	true
Accounting standards update, adopted	us-gaap:AccountingStandardsUpdate201613Member